7. CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
7. CAPITAL STOCK

NOTE 7  CAPITAL STOCK

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of March 31, 2016, there were no shares of Series A preferred shares issued and outstanding.

The Company is currently authorized to issue 200,000,000 shares of its common stock at $0.001 par value per share. As of December 31, 2015 and 2014, there were 46,939,965 and 38,909,000 shares of common stock issued and outstanding and 624,000 and 1,048,000 shares of common stock to be issued, respectively. As of March 31, 2016, there were 47,806,744 shares of common stock issued and outstanding and 143,527 shares of common stock to be issued.

The following common stock transactions were recorded during the three months ended March 31, 2016:

The Company issued 574,000 shares of shares of common stock which was previously classified as shares to be issued as of December 31, 2015.

The Company issued 311,250 shares of common stock for services rendered at an average stock price of $0.85 per share, 76,250 common shares were classified as to be issued as of March 31, 2016.

The Company issued 7,500 shares of common stock for the exercise of options at a price of $0.40 per share.

The Company issued 10,000 shares of common stock for the exercise of options at a price of $0.50 per share.

The Company is obligated to issue 5,227 shares of common stock upon a cashless exercise of a stock warrant. As of March 31, 2016, the shares of common stock were classified as to be issued.

The Company issued 40,279 shares of common stock and is obligated to issue 12,000 shares of common stock upon cashless exercises of a stock options. As of March 31, 2016, the 12,000 shares of common stock were classified as to be issued.

NOTE 6 CAPITAL STOCK

 The following is a summary of the capital stock transactions incurred during the years ended December 31, 2015 and 2014:

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the authorization of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis; and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange (the “Exchange”).

On January 1, 2014, the Company’s directors and officers exercised all of the then outstanding 72.06 stock options and acquired 72.06 shares of common stock at $1 per share. These 72.06 shares of common stock were exchanged for 21,954,160 shares of common stock during the Exchange.

On March 18, 2014, immediately prior to the Exchange, the Company converted $4,358 accrued dividends from Series A preferred shares into 0.513 shares of common stock, which was exchanged for 156,293 shares of common stock during the Exchange.

On March 24, 2014, the Company issued 2,059,000 shares of common stock in exchange for $205,900 cash.

On June 4, 2014, the Company issued 250,000 shares of common stock to Vincent “Tripp” Keber valued at $0.10 per share in exchange for his services on the Company’s Board of Directors for three years under the 2014 Equity Incentive Plan (“2014 Plan”). These shares had a fair market value of $25,000, of which $8,220 was amortized for the 12 months ended December 31, 2015.

On June 4, 2014, the Company issued 250,000 shares of common stock under the 2014 Plan to Ean Seeb valued at $0.10 per share in exchange for his services on the Company’s Board of Directors for three years. These shares had a fair market value of $25,000, of which $8,220 was amortized for the 12 months ended December 31, 2015.

On June 4, 2014, the Company issued 250,000 shares of common stock under the 2014 Plan to Sebastian Stant valued at $0.10 per share in exchange for his services as the Company’s Lead Web Developer for one year. These shares had a fair market value of $25,000, of which $21,232 was amortized for the 12 months ended December 31, 2015.

On May 1, 2014, the Company issued 100,000 shares of common stock under the 2014 Plan to Jesus Quintero valued at $0.10 per share in exchange for his services as the Company’s Chief Financial Officer for one year. These shares had a fair market value of $10,000, of which $6,630 was amortized for the 12 months ended December 31, 2015.

From September 15, 2014 to March 11, 2015, we completed an offering of $861,000 of our securities to certain accredited and non-accredited investors consisting of 1,722,000 shares of our common stock at $0.50 per share. As of December 31, 2015, 1,732,000 shares of common stock had been issued, of which 10,000 shares were improperly issued and were booked as shares to be rescinded.

From January to April 2015, two holders of convertible debentures converted $60,000 of principal into 600,000 shares of common stock.

In April 2015, MassRoots, Inc. issued 960,337 shares of the Company’s common stock to certain accredited and unaccredited investors, pursuant to which, the Company received gross proceeds of $576,200. The Company terminated this offering as of April 17, 2015. The Company compensated Chardan Capital Markets, LLC $20,000 cash and 262,560 shares of common stock as commission for this placement.

On April 28, 2015, the Company entered into a consulting agreement with Torrey Hills Capital. Under the terms of the agreement, Torrey Hills Capital was issued 75,000 shares of common stock for setting-up non-deal roadshows for the Company.

On May 12, 2015, the Company entered into a consulting agreement with Caro Capital. Under the terms of the agreement, Caro was issued 200,000 shares of common stock for setting-up non-deal roadshows for the Company for a period of one year.

On June 15, 2015, the Company entered into a consulting agreement with Demeter Capital. Under the terms of the agreement, Demeter Capital was issued 100,000 shares of common stock for consulting services.

From June to July 2015, MassRoots issued 1,540,672 shares of unregistered common stock to certain accredited investors for gross proceeds of $1,140,502. In connection with this offering, Chardan Capital received $27,200 in cash and 80,560 shares of the Company’s common stock as commission for this placement.

On November 9, 2015, MassRoots sold 815,500 shares of common stock, with warrants to purchase 407,475 shares of common stock, in a registered offering to certain unaccredited and accredited investors for gross proceeds of $1,019,375 to the Company. MassRoots did not utilize a placement agent in this transaction. As of December 31, 2015, 781,500 shares had been issued and 34,000 shares were recorded as to be issued.

During the year ended December 31, 2015, the Company issued 1,340,000 shares of common stock for the exercise of $0.40 warrants; 1,086,341 shares of common stock for the exercise of $0.001 warrants; and 41,995 shares of common stock for the cashless exercise of $1.00 warrants.

During the year ended December 31, 2015, the Company issued 230,000 shares to 6 employees and consultants under the Company’s 2014 Employee Stock Option Program. During the same time period, the Company granted 540,000 shares to 10 employees and consultants under the Company’s 2015 Employee Stock Option Program. As of December 31, 2015, none of the share issuances under the Company’s 2015 Employee Stock Option Program had been made and 540,000 shares were recorded as to be issued.

In October 2015, the holder of 50,000 options at $0.10 per share exercised their right to purchase for $5,000. These shares were recorded as to be issued as of December 31, 2015.

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of December 31, 2015, there were no shares of Series A preferred shares issued and outstanding.

The Company is currently authorized to issue 200,000,000 shares of its common stock at $0.001 par value per share. As of December 31, 2015 and 2014, there were 46,939,965 and 38,909,000 shares of common stock issued and outstanding and 624,000 and 1,048,000 shares of common stock to be issued, respectively.